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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Edward Fong, 2211 North First Street, San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/2005

Date of reporting period: 12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Shareholder Expenses

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2005)
PayPal Money Market Fund
Actual	$1,000.00	$1,018.90	0.10%	$0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.72	0.10	0.51

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$464,711,439
Receivables:
Due from PayPal Asset Management, Inc. (Note 2)	17,711

Total Assets	464,729,150

LIABILITIES
Payables:
Distribution to shareholders	1,575,452
Accrued trustees’ fees	6,216
Accrued expenses	64

Total Liabilities	1,581,732

NET ASSETS	$463,147,418

Net assets consist of:
Paid-in capital	463,136,823
Undistributed net investment income	10,774
Accumulated net realized loss on investments	(179)

NET ASSETS	$463,147,418

Shares outstanding	463,136,587

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$10,547,801
Expenses (a)	(174,943)

Net investment income allocated from Master Portfolio	10,372,858

FUND EXPENSES (Note 2)
Management fees	3,386,853
Trustees’ fees	24,090
Compliance fees	21,535
Insurance	19,038

Total fund expenses	3,451,516

Fees and expenses reimbursed by PPAM (Note 2)	(3,386,853)

Total net expenses	64,663

Net investment income	10,308,195

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	1,257

Net gain on investments	1,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,309,452

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $134,387.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,308,195	$2,643,480
Net realized gain (loss)	1,257	(65)

Net increase in net assets resulting from operations	10,309,452	2,643,415

Distributions to shareholders:
From net investment income	(10,307,965)	(2,643,480)

Total distributions to shareholders	(10,307,965)	(2,643,480)

Capital share transactions (Note 3):
Proceeds from shares sold	401,380,616	1,540,318,874
Net asset value of shares issued in reinvestment of dividends and distributions	9,134,156	2,300,667
Cost of shares redeemed	(168,420,525)	(1,522,439,338)

Net increase in net assets resulting from capital share transactions	242,094,247	20,180,203

Increase in net assets	242,095,734	20,180,138
NET ASSETS:
Beginning of year	221,051,684	200,871,546

End of year	$463,147,418	$221,051,684

Undistributed net investment income included in net assets at end of year	$10,774	$9,173

SHARES ISSUED AND REDEEMED:
Shares sold	401,380,616	1,540,318,874
Shares issued in reinvestment of dividends and distributions	9,134,156	2,300,667
Shares redeemed	(168,420,525)	(1,522,439,338)

Net Increase in Shares Outstanding	242,094,247	20,180,203

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002		Year ended Dec. 31, 2001
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03	0.01	0.01	0.02		0.03
Net realized and unrealized gain	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)

Total from investment operations	0.03	0.01	0.01	0.02		0.03

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.01)	(0.02)		(0.03)

Total distributions	(0.03)	(0.01)	(0.01)	(0.02)		(0.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	3.27%	1.37%	1.16%	1.85%		2.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$463,147	$221,052	$200,872	$169,357		$82,207
Ratio of expenses to average net assets(b)	0.08%	0.08%	0.11%	0.10%		1.46%
Ratio of expenses to average net assets prior to waived fees(b)	1.22%	1.93%	1.91%	1.90%		1.90%
Ratio of net investment income to average net assets(b)	3.34%	1.37%	1.14%	1.80%		2.80%
Ratio of net investment income (loss) to average net assets prior to waived fees(b)	2.20%	(0.48)%	(0.66)%	0.00	%(a)	2.36%
(a)	Rounds to less than $0.01 or 0.01%.

(b)	These ratios include the Fund’s share of expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”), is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund changed its name from PayPal Money Market Reserve Fund, effective January 22, 2002. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) a separate series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (7.37% as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

As of December 31, 2005, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $10,774, Capital Losses and Other Losses of $179.

The tax character of distributions paid during 2005 and 2004 for the Fund were as follows: ordinary income of $10,307,965 and $2,643,480 for the Money Market Fund, respectively.

From November 1, 2005 to December 31, 2005, the Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer these losses of $179 and treat them as arising in the year ending December 31, 2006.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, beginning March 1, 2005, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Prior to March 1, 2005, the fee was an annual rate of 1.80%. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

Prior to March 1, 2005, PPAM contractually agreed to limit the Fund’s net operating expenses to an annual rate of 1.50%, excluding brokerage fees, taxes, interest and extraordinary expenses. In addition, PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.10%. As a result of the voluntary expense limit, PPAM currently does not receive an investment advisory fee. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $3,386,853 or 1.10% of the Fund’s average daily net assets for the year ended December 31, 2005.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

Investors Bank & Trust Company (the “Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

PayPal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2004 through June 30, 2005. The Fund filed a Form N-PX, for the twelve months ended June 30, 2005, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

PayPal Money Market Fund

Management of the Fund (Unaudited)

Disinterested Trustees1

Name, Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
Kevin T. Hamilton, Born in 1961	Trustee and Chairman[2]	Since 1999	One	President, Rice Hall James & Associates (investment advisor) (January 2002 – present); formerly, Principal and Portfolio Manager, Messner & Smith Investment Management Limited (1999-2001).

Richard D. Kernan, Born in 1945	Trustee[3]	Since 2002	One	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private investment firm) (2003-present); Associate, Sinclair Ventures, LLC (private investment firm) (2001-2003); Chief Financial Officer, Claims, Fireman’s Fund Insurance Company (2000-2001); Associate, Sinclair Ventures, LLC (1999-2000).

Gregory N. River, Born in 1954	Trustee	Since 1999	One	Senior Vice President, Callan Associates Inc. (investment management consulting) (2003-present); President and Chief Operating Officer, U.S. Foursis System Sales, Inc. (2002-present) (digital print hardware and software manufacturer); Vice President, Off-Road Capital (private investments) (2000-2001); Founder, Owner, and President, Paladin Consulting Company (1991-2000).

[1]	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

[2]	Served as Chairman since 2004.

[3]	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Interested Trustees1

Name, Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
John T. Story,[2] Born in 1940	Trustee	Since 1999	One	Director of Finance, PayPal, Inc., (2003-present); Executive Vice President, PayPal, Inc., (1999-2003).

[1]	Interested Trustees are those Trustees who are “interested persons” of the Trust as defined in the 1940 Act.

[2]	Mr. Story is deemed to be an “interested” Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund’s investment adviser.

Principal Officers

Name, Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held
John T. Story, Born in 1940	President	Since 2000	See Interested Trustee table.

Edward Fong, Born in 1963	Treasurer and Chief Financial Officer	Since 2003	Director of Treasury, PayPal, Inc. (September 2005–present); Treasurer, PayPal, Inc. (January 2003–September 2005); Director and Treasurer, PayPal Asset Management, Inc. (2004-present); President, PayPal Asset Management, Inc. (January 2003–present); Assistant Treasurer, eBay, Inc. (1999-January 2003).

John Muller, Born in 1961	Secretary	Since 2001	General Counsel, PayPal, Inc. and PayPal Asset Management, Inc. (2000-present); Director, PayPal Asset Management, Inc. (August 2001-present); Partner, Brobeck, Phleger & Harrison (San Francisco) (1998-2000).

George Jones, Born in 1969	Chief Compliance Officer	Since 2004	Director, Regulatory Compliance, PayPal Inc. (March 2004-present), Director and Senior Compliance Officer, UBS AG (New York & London) (January 1999-February 2004).

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—2.54%

HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER—6.31%

Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES—1.43%

K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS—6.55%

Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES—65.64%

Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818

4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321
Five Finance Inc.
4.32%, 09/15/06(1)	30,000,000	29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000

K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062

Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

REPURCHASE AGREEMENTS—17.29%

Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	100,000,000	100,000,000

Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000

Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000

Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000

JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000

Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000

Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000

Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000

Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000

Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)	1,090,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $6,287,569,231)	6,287,569,231

Other Assets, Less Liabilities — 0.24%	15,013,769

NET ASSETS — 100.00%	$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2005

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$5,197,569,231
Repurchase agreements, at value and cost (Note 1)	1,090,000,000

Cash	3,268
Receivables:
Interest	15,549,343

Total Assets	6,303,121,842

LIABILITIES
Payables:
Investment advisory fees (Note 2)	538,842

Total Liabilities	538,842

NET ASSETS	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$240,993,254

Total investment income	240,993,254

EXPENSES (Note 2)
Investment advisory fees	7,249,677

Total expenses	7,249,677
Less investment advisory fees waived	(3,436,517)

Net expenses	3,813,160

Net investment income	237,180,094

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	35,169

Net realized gain	35,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,215,263

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$237,180,094	$75,589,172
Net realized gain (loss)	35,169	(3,023)

Net increase in net assets resulting from operations	237,215,263	75,586,149

Interestholder transactions:
Contributions	58,641,619,347	27,939,964,264
Withdrawals	(58,107,077,434)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	534,541,913	726,230,482

Increase in net assets	771,757,176	801,816,631
NET ASSETS:
Beginning of year	5,530,825,824	4,729,009,193

End of year	$6,302,583,000	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $3,436,517 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets	0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%	1.15%	1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%	n/a	n/a	n/a
Total return	3.28%	1.39%	1.16%	1.84%	4.23%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

MONEY MARKET MASTER PORTFOLIO

TRUSTEE INFORMATION - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Item 1. Reports to Stockholders.

[Note: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendment to its code of ethics during the semi-annual period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the semi-annual period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when requested by telephone at (888) 215-5506 or by email at service@paypal.com.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2004	FYE 12/31/2005
Audit Fees	$12,625	$13,350
Audit-Related Fees	$0	$0
Tax Fees	$5,135	$5,475
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2004	FYE 12/31/2005
Registrant	0	0
Registrant’s Investment Adviser and affiliates	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated. Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) A copy of the registrant’s Code of Ethics was filed as Exhibit 99.CODE ETH to its Form N-CSR filed on March 22, 2005, and is incorporated herein by reference.

(a) (2) Section 302 Certification letters are attached as Exhibit 99.CERT hereto.

(b) Section 906 Certifications are attached as Exhibit 99.906.CERT hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date: March 1, 2006

By:	/s/ Edward Fong
Edward Fong, Principal Financial Officer

Date: March 1, 2006